                         Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                            MFS(R) Capital Growth Fund
                           MFS(R) Emerging Growth Fund
                       MFS(R) Gold & Natural Resources Fund
                         MFS(R) Growth Opportunities Fund
                           MFS(R) Managed Sectors Fund
                                 MFS(R) OTC Fund
                               MFS(R) Research Fund
                                MFS(R) Value Fund
                             MFS(R) Total Return Fund
                              MFS(R) Utilities Fund
                                 MFS(R) Bond Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                             MFS(R) High Income Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                           MFS(R) Limited Maturity Fund
                             MFS(R) World Equity Fund
                          MFS(R) World Governments Fund
                             MFS(R) World Growth Fund
                          MFS(R) World Total Return Fund
                        MFS(R) World Asset Allocation Fund
                             MFS(R) Cash Reserve Fund
                       MFS(R) Government Money Market Fund
                             MFS(R) Money Market Fund

                      Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                The date of this Supplement is February 1, 1995.

                             MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                             MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                            MFS(R) CAPITAL GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                       MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) WORLD GROWTH FUND
                            MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                           MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                               MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                         MASSACHUSETTS INVESTORS TRUST
                             MFS(R) MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                             MFS(R) CASH RESERVE FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                             MFS(R) TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                            MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                         MASSACHUSETTS INVESTORS TRUST
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                            MFS(R) MUNICIPAL BOND FUND
                             MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL INCOME FUND
                                 MFS(R) OTC FUND
                               MFS(R) RESEARCH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                             MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND
                           MFS(R) STRATEGIC GROWTH FUND



                      Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                  The date of this Supplement is June 5, 1997.

                             MFS CASH RESERVE FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                             MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                        MFS ALABAMA MUNICIPAL BOND FUND
                            MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                         MASSACHUSETTS INVESTORS TRUST
                        MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                        MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                     MFS MASSACHUSETTS MUNICIPAL BOND FUND
                             MFS WORLD EQUITY FUND
                      MFS MISSISSIPPI MUNICIPAL BOND FUND
                          MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                 MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                           MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                       MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                     MFS WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS STRATEGIC INCOME FUND
                      MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                            MFS MUNICIPAL BOND FUND
                             MFS WORLD GROWTH FUND
                           MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                               MFS RESEARCH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                        MFS WORLD ASSET ALLOCATION FUND
                             MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                      MFS RESEARCH GROWTH AND INCOME FUND
                           MFS STRATEGIC GROWTH FUND


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.

1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.

2. CHANGES  TO  SALES  CHARGE  WAIVER   CATEGORIES.   Appendix  A  to  the
Prospectus, which describes waivers of sales charges, is amended as follows:

              Wrap Account and Fund "Supermarket" Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                      2. Wrap Account and Fund "Supermarket" Investments Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

                 The date of this Supplement is August 8, 1997.

                            MFS MID CAP GROWTH FUND
                        (Formerly known as MFS OTC Fund)

   Supplement to the September 1, 1997 Prospectus and Statement of Additional
                                  Information


     The following information should be read in conjunction with the Fund's Prospectus and Statement of Additional Information ("SAI"), dated September 1, 1997, and contains a description of Class I shares.

     Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

Shareholder Transaction Expenses:                                       Class I
   Maximum Initial Sales Charge Imposed on Purchases of Fund
     Shares (as a percentage of offering price)........................  None
   Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable). None

Annual Operating Expenses of the Fund (as a percentage of average net assets):
   Management Fees.....................................................  0.75%
   Rule 12b-1 Fees.....................................................  None
   Other Expenses(1)(2)................................................  0.485%
   Total Operating Expenses............................................  1.235%
                                                                      .........
(1) "Other Expenses" is based on Class A expenses incurred during the fiscal year ended August 31, 1996.
(2) The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                              Example of Expenses

     An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of the Fund, assuming (a) a 5% annual return and
(b) redemption at the end of each of the time periods indicated:

                           Period                    Class I

                           1 year................      $13
                           3 years...............       39

     The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. A more complete description of the Fund's management fee is set forth under the caption "Management of the Fund" in the Prospectus.

The "Example" set forth above should not be considered a representation of past or future expenses of the Fund; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

     The following information is unaudited and should be read in conjunction with the financial statements included in the Fund's Semiannual Report to shareholders which are incorporated by reference into the SAI.

                              Financial Highlights


                                                                 Period Ended
                                                              February 28, 1997
                                                                 (Unaudited)*

                                                                   Class I
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                              $  8.63
                                                                   -------
Income from investment operations# -
     Net investment income (loss)                                  $ (0.01)
     Net realized and unrealized gain (loss) on investments and
       foreign currency transactions                                 (0.47)
                                                                   ---------
         Total from investment operations                          $ (0.48)
                                                                   --------
Less distributions declared to shareholders -
     From net realized gain on investments and
       foreign currency transactions                               $  --
     In excess of net realized gain on investments and
       foreign currency transactions                                  --
                                                                   -------
         Total distributions declared to shareholders              $  --
                                                                   -------
Net asset value - end of period                                    $  8.15
                                                                   =======
Total return                                                        (5.89)%***
Ratios (to average net assets)/Supplemental data:
     Expenses##                                                     1.35%**
     Net investment loss                                           (1.18)%**
Portfolio turnover                                                 101%
Average commission rate###                                         $0.0317
Net assets at end of period (000 omitted)                          $1,494
--------------------------
* For the period from the commencement of offering of Class I shares, January 2, 1997.
**    Annualized
***   Not Annualized
#     Per share data is based upon average shares outstanding.
## For fiscal years ending after September 1, 1995, the fund's expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates;

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD;

(iii)any retirement plan, endowment or foundation which (a) purchases shares directly through MFD (rather than through a third party broker or dealer or other financial intermediary); (b) has, at the time of purchase of Class I shares, aggregate assets of at least $100 million; and (c) invests at least $10 million in Class I shares of the Fund either alone or in combination with investments in Class I shares of other MFS funds distributed by MFD (additional investments may be made in any amount); provided that MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time; and

(iv) bank trust departments which initially invest, on behalf of their trust clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.

In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUND

     Four classes of shares of the Fund currently are offered for sale, Class A shares, Class B shares, Class C shares and Class I shares. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Fund's Prospectus and are available for purchase by the general public.

     Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 5.75% of the offering price (or a contingent deferred sales charge (a "CDSC") upon redemption of 1.00% during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.35% per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption of 1.00% during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Fund.

OTHER INFORMATION

     Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of the Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of the Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of the Fund at net asset value. Distributions paid by the Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.

     MFS has agreed to bear, for an indefinite period, expenses of Class I shares of the Fund such that the aggregate expenses of the Fund's Class I shares do not exceed 1.25% of the Fund's average daily net assets attributable to Class I shares on an annualized basis. This arrangement may be terminated or revised by MFS at any time.

                The date of this Supplement is September 1, 1997